Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	State Street Navigator Securities Lending Trust
Entity Central Index Key	0001011008
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000026831
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Government Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
AssetsNet	$ 8,148,503,930
Holdings Count | Holding	173
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$8,148,503,930 Number of Portfolio Holdings173
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	31.5%
Government Agency Debt	25.1%
Treasury Debt	20.3%
Government Agency Repurchase Agreements	16.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	9.2%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	6.1%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	6.0%
RBC Capital Markets Tri Party D, 3.66%, due 07/01/26	3.7%
Bank of America NA Tri Party D Repo, 3.65%, due 07/01/26	3.1%
U.S. Treasury Notes, 3.75%, due 09/30/26	2.9%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.5%
Wells Fargo Bank NA A, 3.64%, due 07/01/26	2.5%
Federal Farm Credit Banks Funding Corp., 3.66%, due 04/07/27	1.6%
Federal Home Loan Banks, 3.66%, due 02/04/27	1.6%

C000171428
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[2]
AssetsNet	$ 375,958,829
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$375,958,829 Number of Portfolio Holdings92 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Certificates Of Deposit	32.0%
Financial Company Commercial Paper	27.1%
Asset Backed Commercial Paper	11.8%
Other Notes	10.1%
Treasury Repurchase Agreements	8.2%
Other Repurchase Agreements	6.5%
Government Agency Repurchase Agreements	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	2.9%
Bank of Nova Scotia, 3.95%, due 08/07/26	2.7%
Credit Industriel et Commercial, 3.74%, due 07/09/26	2.7%
Commonwealth Bank of Australia, 3.81%, due 07/13/26	2.7%
Nordea Bank Abp, 3.82%, due 07/07/26	2.7%
Royal Bank of Canada, 3.67%, due 07/01/26	2.7%
Mizuho Bank Ltd., 3.63%, due 07/01/26	2.7%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	2.7%
Anglesea Funding LLC, 3.80%, due 07/01/26	2.7%
DNB Bank Asa, 4.11%, due 07/07/26	2.7%

C000206723
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[3]
AssetsNet	$ 13,650,160,654
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$13,650,160,654 Number of Portfolio Holdings137 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Certificates Of Deposit	28.3%
Other Notes	21.7%
Financial Company Commercial Paper	17.1%
Asset Backed Commercial Paper	12.3%
Other Repurchase Agreements	11.3%
Treasury Repurchase Agreements	6.2%
Government Agency Repurchase Agreements	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	4.2%
KBC Bank NV, 3.63%, due 07/01/26	3.7%
Royal Bank of Canada, 3.67%, due 07/01/26	2.6%
Mizuho Bank Ltd., 3.63%, due 07/01/26	1.9%
Societe Generale Tri Party A, 3.70%, due 07/01/26	1.6%
Svenska Handelsbanken AB, 3.61%, due 07/01/26	1.5%
Canadian Imperial Bank of Commerce, 3.63%, due 07/01/26	1.5%
ABN AMRO Bank NV, 3.63%, due 07/01/26	1.5%
Landesbank Baden-Wuerttemberg, 3.64%, due 07/01/26	1.5%
Societe Generale Tri Party A, 3.72%, due 07/07/26	1.4%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.